Equity-based compensation - Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding - beginning of year | shares	1,316,994	1,211,137
Assumed in Norbord Acquisition (note 3) | shares	887,961
Granted | shares	171,975	160,410
Exercised | shares	(1,284,284)	(49,689)
Expired / Cancelled | shares	(14,806)	(4,864)
Outstanding - end of year | shares	1,077,840	1,316,994
Exercisable - end of year | shares	563,102	991,119
Granted (in CAD per share) | $ / shares	$ 92.79	$ 64.53
Outstanding - beginning of year (in CAD per share) | $ / shares	53.64	51.78
Assumed in Norbord Acquisition (in CAD per share) | $ / shares	51.85
Exercised (in CAD per share) | $ / shares	46.43	43.45
Expired/Cancelled (in USD per share) | $ / shares	92.79	55.74
Outstanding - end of year (in CAD per share) | $ / shares	66.64	53.64
Exercisable - end of year (in CAD per share) | $ / shares	$ 61.50	$ 49.58